Condensed Unconsolidated Financial Information - Disclosure of Information About Unconsolidated Structured Entities (Detail) - ARS ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements, Captions [Line Items]
Net revenue		$ 15,286,534,926	$ 9,874,443,208	$ 7,870,953,893
Cost of sales		(10,850,065,285)	(7,264,522,456)	(5,808,497,475)
Gross profit		4,436,469,641	2,609,920,752	2,062,456,418
Share of profit (loss) of associates			36,631,307	(105,140,743)
Selling and administrative expenses		(1,199,056,938)	(929,330,913)	(712,436,283)
Other gains and losses		78,650,541	123,851,396	50,076,831
Tax on debits and credits to bank accounts		(188,020,636)	(140,033,765)	(109,513,061)
FINANCE COSTS, NET
Exchange rate differences		(313,054,932)	(261,025,771)	(158,849,947)
Financial income		103,816,676	41,149,762	26,153,475
Financial expenses		(632,904,705)	(721,411,397)	(458,867,829)
Profit before tax		2,285,899,647	759,751,371	593,878,861
INCOME TAX EXPENSE
Current		(651,110,917)	(238,702,150)	(209,816,188)
Deferred		65,572,961	(19,032,175)	(32,542,926)
NET PROFIT FOR THE YEAR		1,700,361,691	502,017,046	351,519,747
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations		198,329,237	34,343,627	53,160,907
Cash flow hedges	[1]		(54,402,733)	56,310,034
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME		198,329,237	(20,059,106)	109,470,941
TOTAL COMPREHENSIVE INCOME		$ 1,898,690,928	$ 481,957,940	$ 460,990,688
Earnings per share (basic and diluted)		$ 2.790	$ 0.868	$ 0.615
Loma Negra C.I.A.S.A. [member]
Condensed Income Statements, Captions [Line Items]
Net revenue		$ 13,159,252,042	$ 9,202,288,419	$ 7,391,826,945
Cost of sales		(9,393,608,968)	(6,844,429,106)	(5,499,766,931)
Gross profit		3,765,643,074	2,357,859,313	1,892,060,014
Share of profit (loss) of associates		132,502,436	76,375,721	(93,296,443)
Selling and administrative expenses		(989,129,898)	(803,913,285)	(614,736,554)
Other gains and losses		56,021,137	23,540,414	(2,061,784)
Tax on debits and credits to bank accounts		(167,152,274)	(124,756,957)	(95,833,334)
FINANCE COSTS, NET
Exchange rate differences		(336,757,288)	(248,687,255)	(168,473,564)
Financial income		81,363,922	36,518,123	23,867,474
Financial expenses		(392,554,396)	(597,529,686)	(362,012,267)
Profit before tax		2,149,936,713	719,406,388	579,513,542
INCOME TAX EXPENSE
Current		(626,247,633)	(210,210,679)	(197,726,871)
Deferred		67,153,302	(18,022,696)	(33,487,205)
NET PROFIT FOR THE YEAR		1,590,842,382	491,173,013	348,299,466
Items to be reclassified through profit and loss:
Exchange differences on translating foreign operations		101,151,222	34,343,627	53,160,907
Cash flow hedges			(54,402,733)	56,310,034
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME		101,151,222	(20,059,106)	109,470,941
TOTAL COMPREHENSIVE INCOME		$ 1,691,993,604	$ 471,113,907	$ 457,770,407
Earnings per share (basic and diluted)		$ 2.790	$ 0.868	$ 0.615

[1]	Net of income tax effect (Note 24).